Short-Term Bank Loans	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Short-Term Bank Loans
10.	Short-Term Bank Loans
The outstanding short-term bank loan
of RMB5,000
as of December 31, 2019 was fully repaid upon maturity in March 2020.
In January and September 2020, the Group obtained loans amounted to
RMB5,000 (US$766) and RMB5,000 (US$766)
from a financial institution in the PRC with annual interest rate of 5.5%
and repayable within one year. Interests were paid on a monthly basis.
In April 2020, the Group obtained a

RMB5,000 (US$766)
loan from a financial institution in the PRC with an annual interest rate of
 4.2%
and repayable within one year. The repayment of the loan is guaranteed by the Group’s founder and director, Mr. Huazhi Hu and is collateralized by the Group’s patent. Interests were paid on a monthly basis.
As of December 31, 2020, the Group has unused line of credits of RMB10,000 (US$1,533).